Stock-Based Compensation Expense in Future for Outstanding Awards (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
2015	$ 8,407
2016	6,182
2017	3,482
2018	2,743
2019	1,764
Total	$ 22,578